SHAREHOLDERS' EQUITY (Schedule of RSU Activity) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Amount of RDU's
Unvested at beginning of period, shares | shares	396,910
Granted, shares | shares	487,600
Vested, shares | shares	(122,916)
Forfeited, shares | shares	(31,889)
Unvested at ending of period, shares | shares	729,705
Weighted average grant date fair value
Unvested at beginning of period, weighted average grant date fair value | $ / shares	$ 53.44
Unvested weighted average grant date fair value, Granted | $ / shares	44.96
Unvested weighted average grant date fair value, Vested | $ / shares	52.59
Unvested weighted average grant date fair value, Forfeited | $ / shares	48.43
Unvested at ending of period, weighted average grant date fair value | $ / shares	$ 48.14